Investment in Associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Investment in Pgl
Balance	$ 1,207	$ 681
Additional investment		688
Share of losses	18	(162)
Balance	$ 1,225	$ 1,207